BORROWINGS	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
BORROWINGS	BorrowingsShort-term borrowings on the Consolidated Balance Sheets include repurchase agreements utilized for corporate sweep accounts with cash management account agreements in place, federal funds purchased and overnight advances from the FHLB. All repurchase agreements are subject to terms and conditions agreed to by the Bank and the client. To secure its liability to the client, the Bank is authorized to sell or repurchase U.S. Treasury, government agency and mortgage-backed securities.
The following shows the remaining contractual maturity of repurchase agreements by collateral pledged:

(Dollars in thousands)	Overnight and Continuous
Repurchase agreements
Mortgage-backed securities	$79,235
Collateralized mortgage obligations	47,359
Total	$126,594

Securities sold under agreements to repurchase are secured by securities with a carrying amount of $126.7 million and $90.2 million, as of December 31, 2020 and 2019, respectively.

The following is a summary of short-term borrowings for the last three years:

	2020		2019		2018
(Dollars in thousands)	Amount	Rate	Amount	Rate	Amount	Rate
At December 31,
Federal funds purchased and securities sold under agreements to repurchase	$166,594	0.05%	$165,181	0.85%	$183,591	1.65%
FHLB borrowings	0	0.00%	1,151,000	1.73%	857,100	2.48%
Total	$166,594	0.05%	$1,316,181	1.62%	$1,040,691	2.33%

Average for the year
Federal funds purchased and securities sold under agreements to repurchase	$149,036	0.26%	$155,859	1.15%	$87,221	0.58%
FHLB borrowings	441,867	1.37%	990,860	2.37%	857,028	2.03%
Other short-term borrowings	0	0.00%	0	0.00%	3,178	4.36%
Total	$590,903	1.09%	$1,146,719	1.90%	$947,427	1.90%

Maximum month-end balances
Federal funds purchased and securities sold under agreements to repurchase	$260,621		$260,621		$183,591
FHLB borrowings	1,171,400		1,171,400		1,170,800
Other short-term borrowings	0		0		10,000

During 2020 First Financial participated in the PPPLF, which is a program created by the FRB to extend credit to eligible financial institutions that originate PPP loans. The bank had outstanding PPPLF advances of $435.0 million as of December 31, 2020, with an average interest rate of 35 basis points. These borrowings are secured by pledged PPP loans and prepay in conjunction with reductions in the principal balances of those loans.

In April 2020, First Financial issued $150.0 million of fixed to floating rate subordinated notes. The subordinated notes have an initial fixed interest rate of 5.25% to, but excluding, May 15, 2025, payable semi-annually in arrears. From, and including, May 15, 2025, the interest rate on the subordinated notes will reset quarterly to a floating rate per annum equal to a benchmark rate, which is expected to be the then-current three-month term SOFR, plus 509 basis points, payable quarterly in arrears. The subordinated notes mature on May 15, 2030. These notes are redeemable by the Company in whole or in part beginning with the interest payment date of May 15, 2025.

In 2015, First Financial issued $120.0 million of subordinated notes, which have a fixed interest rate of 5.13% payable semiannually and mature in August 2025. These notes are not redeemable by the Company or callable by the holders of the notes prior to maturity. In addition, First Financial acquired $49.5 million of variable rate subordinated notes in the MSFG merger that were issued to previously formed trusts in exchange for the trust proceeds. Interest on the acquired subordinated notes is payable quarterly, in arrears, and the Company has the option to defer interest payments for a period not to exceed 20 consecutive quarters. The acquired subordinated notes mature 30 years after the date of original issuance and may be called at par following the 5 year anniversary of issuance. First Financial also acquired $8.4 million of 6.00% fixed rate private placement subordinated debt in conjunction with the MSFG merger that was issued in 2015 and matures in 2025. These notes are redeemable by the Company at par following the 5 year anniversary of issuance. The subordinated notes are treated as Tier 2 capital for regulatory capital purposes and are included in Long-term debt on the Consolidated Balance Sheets.

In addition to subordinated notes, long-term debt included $20.0 million and $242.4 million of fixed rate FHLB long-term advances as of December 31, 2020 and December 31, 2019, respectively. As of December 31, 2020 and December 31, 2019, long-term FHLB advances had a weighted average interest rate of 1.43% and 1.94%, respectively. In the fourth quarter of 2020, First Financial redeemed $120.0 million of FHLB long-term advances with maturities of two to seven years. These instruments are primarily utilized to reduce overnight liquidity risk and to mitigate interest rate sensitivity on the Consolidated Balance Sheets.

FHLB advances, both short-term and long-term, must be collateralized with qualifying assets, typically certain commercial and residential real estate loans, as well as certain government and agency securities. For ease of borrowing execution, First Financial utilizes a blanket collateral agreement with the FHLB, and at December 31, 2020, had collateral pledged with a book value of $6.3 billion.

The following is a summary of First Financial's long-term debt:

	2020		2019
(Dollars in thousands)	Amount	Average Rate	Amount	Average Rate
FRB borrowings	$434,982	0.35%	$0	n/a
FHLB borrowings	19,971	1.43%	242,428	1.94%
Subordinated debt	321,384	4.86%	170,967	4.97%
Unamortized debt issuance costs	(2,770)	n/a	(1,007)	n/a
Capital lease liability	1,860	3.81%	1,213	4.48%
Capital loan with municipality	775	0.00%	775	0.00%
Total long-term debt	$776,202	2.25%	$414,376	3.20%

As of December 31, 2020, First Financial's long-term debt matures as follows:

(Dollars in thousands)	Long-term debt
2021	$20,050
2022	435,065
2023	87
2024	91
2025	96
Thereafter	320,813
Total	$776,202